INCOME TAX (Tables)	12 Months Ended
Jul. 31, 2026
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	2026	2025
Current:
Federal	$—	$—
State	—	—
Deferred taxes (benefit):
Federal	(420,000)	(27,000)
State	(155,000)	(32,000)
Income tax provision (benefit)	$(575,000)	$(59,000)

Schedule of federal statutory tax rate to our effective tax
	2026		2025
Statutory federal income tax rate	(413,974)	21%	(40,738)	21%
State taxes, net of federal income tax effect (a)	(161,026)	8.12%	(18,262)	9.21%
Effective Income tax rate	(575,000)	29.12%	(59,000)	30.21%

(a)	State income taxes in New York made up the majority (greater than 95%) of the tax effect of this category

Schedule of deferred tax assets and liabilities
	2026		2025
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities
Rental income received in advance	$381,776	$—	$307,589	$—
Operating lease liabilities	6,722,614	—	6,652,796	—
Federal net operating loss carryforward	2,678,334	—	2,349,275	—
State net operating loss carryforward	1,257,525	—	1,090,007	—
Unbilled receivables	—	1,057,013	—	992,766
Property and equipment	—	6,157,496	—	6,057,908
Unrealized loss on marketable securities	—	—	—	—
Operating lease right-of-use assets	—	7,317,491	—	7,408,326
Other	32,751	—	25,333	—
	$11,073,000	$14,532,000	$10,425,000	$14,459,000
Net deferred tax liability		$3,459,000		$4,034,000

Schedule of components of the deferred tax provision (benefit)
	2026	2025
Book depreciation exceeding tax depreciation	$100,854	$487,700
Reserve for bad debts	(7,636)	5,673
Lease expense per book in excess of cash paid	(160,653)	(229,069)
Federal net operating loss carryforward	(329,060)	(213,025)
State net operating loss carryforward	(167,519)	(135,443)
Rental income received in advance	(74,187)	(126,771)
Unbilled receivables	64,248	153,480
Other	(1,047)	(1,545)
	$(575,000)	$(59,000)